Equity Incentive Plans - Summary of the Stock Option Activity of the Company's Plan (Detail) - Employee Stock Option [Member] - Two Thousand And Seventeen Plan [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Beginning balance	11,952,362	6,902,873
Number of Shares Granted	8,625,312	5,716,368
Number of Shares Exercised	(1,515,454)	(81,870)	0
Number of Shares Cancelled	(158,924)	(586,009)
Number of Shares Ending balance	18,903,296	11,952,362	6,902,873
Number of Shares Options exercisable	3,864,800	3,611,387
Weighted Average Exercise Price Beginning balance	$ 0.64	$ 0.50
Weighted Average Exercise Price Granted	1.56	0.79
Weighted Average Exercise Price Exercised	0.50	0.48
Weighted Average Exercise Price Cancelled	1.22	0.51
Weighted Average Exercise Price Ending balance	1.06	0.64	$ 0.50
Weighted Average Exercise Price Options exercisable	$ 0.58	$ 0.51
Weighted Average Contractual Term	8 years 10 months 24 days	8 years 6 months 29 days	8 years 11 months 19 days
Weighted Average Contractual Term Options exercisable	7 years 10 months 13 days	7 years 7 months 24 days
Aggregate Intrinsic Value	$ 44,555,609	$ 6,625,511	$ 420,140
Aggregate Intrinsic Value Options exercisable	$ 10,973,189	$ 2,466,634